Short-Term Borrowings - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Unused lines of credit	$ 230,000,000
Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Interest paid	6,390,000	$ 1,747,000	$ 693,000
Unrelated Financial Institution [Member]
Short-term Debt [Line Items]
Unused lines of credit	$ 20,000,000
Renewal period of line of credit	360 days
Amount of outstanding balance under line of credit	$ 0